GOLDEN OAK(R) FAMILY OF FUNDS

                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7010

                                       April 1, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: GOLDEN OAK(R) FAMILY OF FUNDS (the "Trust")
            Golden Oak(R) Growth Portfolio
            Golden Oak(R) Value Portfolio
            Golden Oak(R) Small Cap Value Portfolio
            Golden Oak(R) International Equity Portfolio
            Golden Oak(R) Intermediate Income Portfolio
            Golden Oak(R) Michigan Tax-Free Bond Portfolio
            Golden Oak(R) Prime Obligation Money Market Portfolio
           1933 Act File No. 333- 90412
           1940 Act File No. 811- 21118

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated March 31, 2003, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement 0f Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 2 on March 31, 2003.

     If you have any questions regarding this certification, please contact me at (412) 288-8160.

                                                Very truly yours,



                                                /s/ C. Grant Anderson
                                                C. Grant Anderson
                                                Assistant Secretary